Cover Page	9 Months Ended
Sep. 30, 2025
Document Information [Line Items]
Document Type	S-4
Entity Registrant Name	STORE CAPITAL LLC
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	88-4051712
Entity Address, Address Line One	8377 East Hartford Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85255
City Area Code	480
Local Phone Number	256-1100
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001538990
Entity Primary SIC Number	6798
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	8377 East Hartford Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85255
City Area Code	480
Local Phone Number	256-1100
Contact Personnel Name	Chad A. Freed